Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 202,509		$ 170,980	$ 183,417
Weighted average number of shares, basic net earnings	42,711	[1]	42,654	42,139	[1]
Basic net earnings per share	$ 4.74		$ 4.01	$ 4.35
Employee stock options, Per Share amount	22	[1]	23	156	[1]
Weighted average number of shares, diluted net earnings	42,733	[1]	42,677	42,295	[1]
Diluted net earnings per share	$ 4.74		$ 4.01	$ 4.34

[1]	In thousands